UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1.	Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended October 31, 2019, the U.S. economy continued to grow, but at a more moderate pace mainly due to concerns about trade. The U.S. Federal Reserve lowered the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end, citing muted inflation pressures and the potential effects of global trade tensions on economic growth.

During the six-month period, the municipal bond market posted solid positive performance that underperformed the U.S. Treasury, corporate bond and stock markets, with generally higher returns for longer-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest rate declines, steady employment and the strength of the U.S. economy.

Franklin Federal Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence and encourage you to contact us or your financial advisor when you have questions about your Franklin tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Federal Tax-Free Income Fund

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of October 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL  REPORT

Franklin Federal Tax-Free Income Fund

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

10/31/19

Ratings	% of Total Investments

AAA	9.63%

AA	52.87%

A	24.12%

BBB	3.92%

Below Investment Grade	1.39%

Refunded	7.60%

Not Rated	0.47%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.82 on April 30, 2019, to $12.01 on October 31, 2019. The Fund’s Class A shares paid dividends totaling 18.3076 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A

Dividend Distributions*
5/1/19–10/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class

May	3.2386	3.3908	2.8361	3.5436	3.4952

June	2.8534	2.9865	2.4784	3.1213	3.0814

July	3.2832	3.4461	2.8507	3.6045	3.5576

August	2.9056	3.0559	2.5081	3.2020	3.1586

September	3.0236	3.1755	2.6123	3.3278	3.2818

October	3.0032	3.1587	2.5919	3.3096	3.2648

Total	18.3076	19.2135	15.8775	20.1088	19.8394

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

shares’ distribution rate was 2.89% based on an annualization of October’s 3.0032 cents per share dividend and the maximum offering price of $12.48 on October 31, 2019. An investor in the 2019 maximum federal personal income tax bracket of 37.00% (plus 3.80% Medicare tax) would need to earn a distribution rate of 4.88% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended October 31, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also rallied as interest rates moved in a generally downward trajectory. Municipal bonds delivered positive returns as favorable supply and demand dynamics, combined with interest-rate declines, continued to buoy the market.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.54% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +5.85% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +7.73% total return.3 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +4.16% total return, outperforming the U.S. municipal bond market, but underperforming the U.S. Treasury and corporate bond markets.3

What is the yield curve?

A yield curve is a line that plots the yield to maturity of bonds having equal credit quality against their maturity dates.

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays Municipal Bond Index posting a +3.54% total return, compared with a +5.28% total return for the Bloomberg Barclays High Yield Municipal Bond Index.3

Municipal bond issuance during the six-month reporting period totaled approximately $217 billion, which represented a 13% increase from the prior-year’s six-month period.4 Approximately $48 billion were issued in October 2019, which was the single largest month of issuance the municipal bond market has seen since December 2017.5 In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond

Portfolio Composition
10/31/19

% of Total Investments*

Transportation	19.31%

Utilities	18.94%

Hospital & Health Care	15.99%

Refunded**	12.32%

General Obligation	10.34%

Tax-Supported	8.56%

Higher Education	5.40%

Subject to Government Appropriations	5.01%

Other Revenue	2.12%

Housing	1.11%

Corporate-Backed	0.90%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

mutual funds. The Investment Company Institute reported calendar year-to-date 2019 net inflows of approximately $76 billion to the asset class through October.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% three times in 2019—in July, September and October. The target range for the federal funds rate was 1.50%–1.75% at period-end. In its press release following the October decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and household spending continued to rise at a strong pace.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Barclays Municipal Credit Research.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach. This means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer-term bonds are higher than those for shorter-term bonds, led us to favor longer-term bonds during the period under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 20 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3,4 6-Month	+3.17%	-0.70%

1-Year	+8.22%	+4.16%

5-Year	+15.31%	+2.11%

10-Year	+50.67%	+3.79%

Advisor 6-Month	+3.38%	+3.38%

1-Year	+8.57%	+8.57%

5-Year	+16.20%	+3.05%

10-Year	+52.64%	+4.32%

Share Class	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[6]
A	2.89%	4.88%	1.32%	2.23%

Advisor	3.26%	5.51%	1.63%	2.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (5/1/19–10/31/19)

Share Class	Net Investment Income
A	$0.183076
A1	$0.192135
C	$0.158775
R6	$0.201088
Advisor	$0.198394

Total Annual Operating Expenses8

Share Class
A	0.78%
Advisor	0.53%

See page 8 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A Performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/19.

6. Taxable equivalent distribution rate and yield assume the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Expenses Paid During Period 5/1/19–10/31/191, [2]	Ending Account Value 10/31/19	Expenses Paid During Period 5/1/19–10/31/191, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,031.70	$3.98	$1,021.22	$3.96	0.78%
A1	$1,000	$1,032.40	$3.22	$1,021.97	$3.20	0.63%
C	$1,000	$1,030.50	$6.02	$1,019.20	$5.99	1.18%
R6	$1,000	$1,033.20	$2.50	$1,022.67	$2.49	0.49%
Advisor	$1,000	$1,033.80	$2.71	$1,022.47	$2.69	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.82	$11.62

Income from investment operations[b]:

Net investment income[c]	0.18	0.25

Net realized and unrealized gains (losses)	0.19	0.19

Total from investment operations	0.37	0.44

Less distributions from:

Net investment income	(0.18)	(0.24)

Net asset value, end of period	$12.01	$11.82

Total return[d]	3.17%	3.87%

Ratios to average net assets[e]

Expenses[f]	0.78%	0.78%

Net investment income	3.03%	3.45%

Supplemental data

Net assets, end of period (000’s)	$878,288	$567,500

Portfolio turnover rate	8.44%	14.58%

aFor the period September 10, 2018 (effective date) to April 30, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30,
			2019		2018	2017	2016	2015

Class A1

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.82		$11.68		$12.02	$12.48	$12.45	$12.22

Income from investment operations[a]:

Net investment income[b]	0.19		0.42		0.44	0.47	0.48	0.47

Net realized and unrealized gains (losses)	0.19		0.16		(0.34)	(0.47)	0.02	0.23

Total from investment operations	0.38		0.58		0.10	—	0.50	0.70

Less distributions from:

Net investment income	(0.19)		(0.44)		(0.44)	(0.46)	(0.47)	(0.47)

Net asset value, end of period	$12.01		$11.82		$11.68	$12.02	$12.48	$12.45

Total return[c]	3.24%		5.06%		0.85%	0.01%	4.16%	5.82%

Ratios to average net assets[d]

Expenses	0.63%	[e]	0.63%	[e]	0.63%	0.62%	0.61%	0.62%

Net investment income	3.18%		3.60%		3.66%	3.82%	3.87%	3.80%

Supplemental data

Net assets, end of period (000’s)	$7,746,900		$7,821,881		$8,616,659	$9,342,715	$8,384,079	$8,505,853

Portfolio turnover rate	8.44%		14.58%		16.46%	13.86%	6.07%	5.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30,
		2019		2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.81	$11.68		$12.01	$12.47	$12.44	$12.21

Income from investment operations[a]:

Net investment income[b]	0.16	0.35		0.37	0.40	0.41	0.40

Net realized and unrealized gains (losses)	0.20	0.15		(0.32)	(0.47)	0.03	0.23

Total from investment operations	0.36	0.50		0.05	(0.07)	0.44	0.63

Less distributions from:

Net investment income	(0.16)	(0.37)		(0.38)	(0.39)	(0.41)	(0.40)

Net asset value, end of period	$12.01	$11.81		$11.68	$12.01	$12.47	$12.44

Total return[c]	3.05%	4.39%		0.37%	(0.55)%	3.59%	5.24%

Ratios to average net assets[d]

Expenses	1.18%[e]	1.18%	[e]	1.18%	1.17%	1.16%	1.17%

Net investment income	2.63%	3.05%		3.11%	3.27%	3.32%	3.25%

Supplemental data

Net assets, end of period (000’s)	$749,754	$841,909		$1,220,402	$1,411,391	$1,215,034	$1,166,771

Portfolio turnover rate	8.44%	14.58%		16.46%	13.86%	6.07%	5.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30,
			2019		2018[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.83		$11.69		$12.03

Income from investment operations[b]:

Net investment income[c]	0.20		0.44		0.34

Net realized and unrealized gains (losses)	0.19		0.15		(0.38)

Total from investment operations	0.39		0.59		(0.04)

Less distributions from:

Net investment income	(0.20)		(0.45)		(0.30)

Net asset value, end of period	$12.02		$11.83		$11.69

Total return[d]	3.32%		5.19%		(0.32)%

Ratios to average net assets[e]

Expenses[f]	0.49%	[g]	0.49%	[g]	0.49%

Net investment income	3.32%		3.74%		3.80%

Supplemental data

Net assets, end of period (000’s)	$196,551		$177,983		$365,406

Portfolio turnover rate	8.44%		14.58%		16.46%

aFor the period August 1, 2017 (effective date) to April 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30,
		2019	2018	2017	2016	2015

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.83	$11.69	$12.03	$12.49	$12.46	$12.23

Income from investment operations[a]:

Net investment income[b]	0.20	0.43	0.45	0.48	0.49	0.49

Net realized and unrealized gains (losses)	0.20	0.16	(0.33)	(0.47)	0.03	0.22

Total from investment operations	0.40	0.59	0.12	0.01	0.52	0.71

Less distributions from:

Net investment income	(0.20)	(0.45)	(0.46)	(0.47)	(0.49)	(0.48)

Net asset value, end of period	$12.03	$11.83	$11.69	$12.03	$12.49	$12.46

Total return[c]	3.38%	5.15%	0.95%	0.11%	4.26%	5.92%

Ratios to average net assets[d]

Expenses	0.53%[e]	0.53%[e]	0.53%	0.52%	0.51%	0.52%

Net investment income	3.28%	3.70%	3.76%	3.92%	3.97%	3.90%

Supplemental data

Net assets, end of period (000’s)	$1,209,446	$1,210,861	$1,207,490	$1,633,602	$1,443,272	$1,689,267

Portfolio turnover rate	8.44%	14.58%	16.46%	13.86%	6.07%	5.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.7%
Alabama 1.4%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, Pre-Refunded, 5.00%, 9/01/42	$14,300,000	$15,821,520
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,261,540
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	19,442,730
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,477,600
Birmingham Water Works Board Water Revenue,
Series B, 5.00%, 1/01/38	3,500,000	3,839,430
Series B, 5.00%, 1/01/43	8,000,000	8,755,200
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,748,700
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,385,293
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,118,700
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	9,483,938
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	12,334,665
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,447,176
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,290,794
University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	5,000,000	6,068,300

		145,475,586

Alaska 0.6%
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,625,357
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,747,848
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40	10,000,000	10,542,000
Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33	12,565,000	12,941,573
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,095,135

		66,951,913

Arizona 2.6%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,613,070
Arizona Board of Regents University of Arizona System Revenue, Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	11,309,100
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,120,400
Arizona State Lottery Revenue, Department of Administration, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	15,000,000	15,090,150
[a] Chandler IDA, IDR, Intel Corp. Project, Mandatory Put, 5.00%, 6/03/24	15,000,000	17,211,450
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,993,270
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,367,750
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,714,850
Maricopa County IDAR,
Banner Health, Series A, 4.00%, 1/01/41	10,000,000	11,086,300
Banner Health, Series A, 4.00%, 1/01/44	25,000,000	27,777,750
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 3.60%, 2/01/40	19,500,000	20,535,450

franklintempleton.com	Semiannual Report	15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Mesa Utility Systems Revenue, 4.00%, 7/01/36	$19,000,000	$20,013,840
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	27,815,250
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	24,607,200
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	8,305,980
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	7,107,050
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	14,193,174
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,174,720
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,669,700

		281,706,454

Arkansas 0.5%
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%, 6/01/47	27,935,000	30,196,338
University of Arkansas Revenue,
Various Facility, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,841,925
Various Facility, Fayetteville Campus, Refunding and Improvement, Series A, 5.00%, 11/01/49	3,000,000	3,680,670
Various Facility, Fayetteville Campus, Series B, Pre-Refunded, 5.00%, 11/01/37	3,100,000	3,391,524
Various Facility, Fayetteville Campus, Series B, Pre-Refunded, 5.00%, 11/01/42	9,360,000	10,240,215

		55,350,672

California 9.1%
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,000,000
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,000,000
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,780,665
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,104,280
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,059
Various Purpose, 5.90%, 4/01/23	1,200,000	1,223,832
Various Purpose, 5.00%, 10/01/29	210,000	210,617
Various Purpose, 6.00%, 11/01/39	25,000,000	25,000,000
Various Purpose, 5.25%, 11/01/40	50,000,000	52,010,500
Various Purpose, FGIC Insured, 6.00%, 5/01/20	425,000	435,247
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	30,404,100
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,192,000
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,360,250
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,584,000
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,541,862
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,189,670
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	22,863,750
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	29,300,000
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,201,195

16	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	$3,250,000	$4,422,470
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 6.80%, 8/01/39	8,500,000	11,955,165
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	4,014,150
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	16,547,108
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	21,001,600
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,918,000
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,433,000
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,285,345
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	2,066,400
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,582,508
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39	30,000,000	30,952,800
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,007,952
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	51,026,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,740,400
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,586,772
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	19,592,625
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,563,876
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	5,767,970
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	5,469,317
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	11,986,800
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	30,006,000
Second Series, Series E, 5.00%, 5/01/50	47,000,000	56,356,760
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,031,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,734,070
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	57,339,500
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	11,948,744
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	21,150,200
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	5,761,386
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	50,202,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	6,683,000
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	12,174,150
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	6,199,800

franklintempleton.com	Semiannual Report	17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
West Contra Costa USD,
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/29	$10,000,000	$8,183,500
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	16,545,510
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	15,380,000
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	7,994,279

		985,033,284

Colorado 3.1%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,820,200
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,830,368
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	19,000,000	22,757,250
Hospital, AdventHealth Obligated Group, Refunding, Series A, 4.00%, 11/15/43	10,000,000	11,150,500
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	35,843,680
Hospital, Adventist Health System/Sunbelt Obligated Group, Series A, 5.00%, 11/15/48	12,000,000	14,395,560
Colorado Housing and Finance Authority Revenue, MF Project, Class I, Series A-1, 3.00%, 10/01/40	5,000,000	5,074,300
Colorado State Health Facilities Authority Hospital Revenue, SCL Health System, Sisters of Charity of Leavenworth, Refunding, Series B, 4.00%, 1/01/40	30,000,000	33,910,200
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/38	12,000,000	14,442,000
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/43	11,000,000	13,097,590
Department of Aviation, Refunding, Subordinate, Series A, 5.25%, 12/01/48	26,000,000	31,493,280
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,726,636
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,399,868
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,583,930
Denver City and County Dedicated Tax Revenue,
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/35	2,000,000	1,203,440
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/36	2,500,000	1,433,150
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/37	2,455,000	1,342,713
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/38	2,000,000	1,044,580
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	39,690,000	46,633,369
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,022,860
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,384,335
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	30,472,600
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,034,900

		330,097,309

Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/40	1,100,000	1,236,092
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/48	1,485,000	1,652,983
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/53	1,100,000	1,220,296

		4,109,371

18	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia 3.4%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	$12,120,000	$12,155,148
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,020,300
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,978,855
District of Columbia GO, Refunding, Series A, 5.00%, 10/15/44	25,000,000	30,920,750
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,874,922
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,214,700
Series A, 5.25%, 12/01/34	11,000,000	11,033,770
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,874,050
The Catholic University of America Issue, Refunding, 5.00%, 10/01/43	4,000,000	4,747,960
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/42	20,660,000	24,285,210
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/47	24,985,000	29,262,182
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,014,400
District of Columbia International School Issue, 5.00%, 7/01/49	1,275,000	1,511,181
District of Columbia International School Issue, 5.00%, 7/01/54	1,000,000	1,175,820
Georgetown University Issue, Growth and Income Securities, Pre-Refunded, AMBAC Insured, 5.00%, 4/01/32	15,370,000	16,191,988
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,076,318
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,226,442
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	7,868,497
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	21,240,000	24,277,320
District of Columbia Water and Sewer Authority Public Utility Revenue,
Green Bonds, senior lien, Series A, 5.00%, 10/01/49	25,000,000	30,300,750
[b] sub. lien, Series B, 5.00%, 10/01/44	7,350,000	9,151,485
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,162,750
Refunding, Series A, 5.00%, 10/01/44	16,000,000	19,447,200
Refunding, Series A, 5.00%, 10/01/49	16,585,000	20,039,655
Series A, 5.00%, 10/01/39	5,000,000	5,158,150
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	32,388,000

		369,357,803

Florida 5.2%
Atlantic Beach Health Care Facilities Revenue,
Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/48	3,000,000	3,409,620
Fleet Landing Project, Series A, 5.00%, 11/15/53	6,000,000	6,781,740
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	290,000	293,109
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,736
Broward County Port Facilities Revenue, Senior Bond, Series B, 4.00%, 9/01/44	15,000,000	16,419,300
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	12,055,700
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,085,392

franklintempleton.com	Semiannual Report	19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Central Expressway Authority Revenue, senior lien, Refunding, 5.00%, 7/01/48	$16,000,000	$19,244,800
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	20,430,600
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,021,770
Cocoa Water and Sewer Revenue, System, Series B, 5.00%, 10/01/48	10,325,000	12,617,976
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%, 9/01/29	1,890,000	1,895,765
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,620,950
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	20,476,575
Florida State Higher Educational Facilities Financing Authority Revenue,
St. Leo University Project, Refunding, 5.00%, 3/01/44	1,370,000	1,544,017
St. Leo University Project, Refunding, 5.00%, 3/01/49	1,640,000	1,840,785
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,098,840
Gainesville Utilities System Revenue,
Refunding, Series A, 5.00%, 10/01/47	15,000,000	18,552,600
Series A, 5.00%, 10/01/36	7,150,000	8,800,148
Greater Orlando Aviation Authority Airport Facilities Revenue, Series A, 4.00%, 10/01/44	10,000,000	11,079,400
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Passenger Facility Charge, Subordinated, Series A, 5.00%, 10/01/48	20,000,000	23,801,000
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,438,800
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	567,902
Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 5.00%, 4/01/44	4,220,000	5,068,178
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, AGMC Insured, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,122,012
Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,122,012
Miami Beach GO, Refunding, 4.00%, 5/01/44	15,000,000	16,915,950
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,536,360
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,833,590
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,888,400
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,914,261
Series A, 5.00%, 7/01/40	30,265,000	30,967,451
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,128,500
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,495,200
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,941,000
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,559,498
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	8,165,570
Miami-Dade County Water and Sewer System Revenue,
[b] Series B, 4.00%, 10/01/44	17,500,000	19,532,625
Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,908,400
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	7,063,500
Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	6,022,750
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,406,160

20	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	$5,000,000	$5,125,822
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,379,500
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,806
Seminole County Water and Sewer Revenue, Refunding, 4.00%, 10/01/40	8,500,000	9,692,635
South Broward Hospital District Revenue, Hospital, South Broward Hospital District Obligated Group, 5.00%, 5/01/45	20,715,000	24,763,332
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding, 5.00%, 8/15/42	15,000,000	17,712,900
St. Petersburg Public Utility Revenue, Refunding, 4.00%, 10/01/43	15,000,000	16,964,100
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	420,000	435,128
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,862,200
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,929,350
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,136,234

		558,506,949

Georgia 3.8%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	5,689,360
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	15,827,700
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,271,211
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Series D, 4.00%, 7/01/38	13,560,000	15,297,985
General, sub. lien, Series D, 4.00%, 7/01/40	4,000,000	4,489,200
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,518,400
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,986,914
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,751,626
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,646,250
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,724,350
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	29,500,000	34,259,530
Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,661,411
Refunding, Series A, 5.00%, 11/01/41	4,845,000	5,879,553
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	10,545,000
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	7,940,000
Refunding, Series C, 4.00%, 11/01/38	13,550,000	15,319,088
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	20,000,000
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	19,455,000
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,060,000
Brookhaven Development Authority Revenue, Children’s Healthcare of Atlanta, Series A, 4.00%, 7/01/44	6,000,000	6,689,340
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Refunding, Series C, 4.125%, 11/01/45	2,500,000	2,668,700
Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	18,500,000	19,748,380
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	10,835,000	12,551,047
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,838,821

franklintempleton.com	Semiannual Report	21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	$5,000,000	$5,818,700
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	12,747,972
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	15,117,663
Georgia State GO, Series A-2, 4.00%, 2/01/36	10,000,000	11,301,900
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,771,891
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	6,980,531
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,461,157
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,330,758
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000	2,602,328
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	15,606,880
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,387,900
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	7,500,000	7,710,825
Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/59	4,000,000	4,555,400
Private Colleges and Universities Authority Revenue,
Emory University, Green Bonds, Refunding, Series B, 5.00%, 9/01/48	6,005,000	7,468,178
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,620,400
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,296,400
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,267,300

		404,865,049

Hawaii 0.8%
Hawaii State Airports System Revenue, Series A, 5.00%, 7/01/43	15,000,000	17,947,800
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and its Subsidiary, 3.50%, 10/01/49	15,000,000	15,086,250
Hawaiian Electric Co. Inc. and its Subsidiary, Refunding, 3.20%, 7/01/39	10,000,000	10,191,500
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	30,137,750
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,635,600

		83,998,900

Idaho 0.2%
Idaho Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Series D, 4.00%, 12/01/43	6,000,000	6,565,980
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/36	4,200,000	5,023,662
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	4,167,485

		15,757,127

22	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois 3.7%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	$19,000,000	$8,878,890
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	9,966,646
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	21,179,684
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	15,780,000	17,257,797
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,973,500
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	21,037,500
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	881,546
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,381,478
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	39,729,412
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,543,000
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,197,120
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	22,758,600
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	34,135,200
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	2,934,512
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,077,970
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,615,175
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,883,200
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,097,825
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,297,180
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,059,200
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,300,528
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	1,080,000	1,082,938
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	2,540,000	2,546,985
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%, 6/15/22	24,500,000	26,790,260
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,855,000	3,180,156
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	2,942,615
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	9,925,000	12,034,757
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	15,610,015
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	325,000	334,685
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,449,023
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	6,517,357
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,141,707

franklintempleton.com	Semiannual Report	23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	$2,950,000	$3,081,364
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,219,150
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/43	8,550,000	7,762,374
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	9,671,640
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,609,036

		400,160,025

Indiana 2.9%
Hammond Multi-School Building Corp. Revenue, Lake County, first mortgage, 5.00%, 7/15/38	3,000,000	3,528,540
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	11,955,000	13,609,931
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/48	5,000,000	5,643,950
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/53	10,000,000	11,225,900
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,648,850
Educational Facilities, Marian University Project, Pre-Refunded, 6.375%, 9/15/41	12,500,000	13,671,500
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,930,300
Indiana Finance Authority Wastewater Utility Revenue,
Citizens Wastewater of Westfield Project, Series A, 5.00%, 10/01/48	16,665,000	20,378,629
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,310,700
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,482,350
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	12,825,120
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	24,690,000	25,689,204
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	6,384,939
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	24,863,313
Indianapolis Local Public Improvement Bond Bank Revenue,
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 4.00%, 2/01/44	6,050,000	6,753,615
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 5.00%, 2/01/49	41,970,000	51,153,875
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000	28,044,652
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,060,900
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	18,005,700
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	7,029,180

		316,241,148

Iowa 0.3%
Iowa State Finance Authority Revenue,
Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	19,371,520
UnityPoint Health, Refunding, Series B, 5.00%, 2/15/48	7,500,000	8,889,450

		28,260,970

Kansas 0.8%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,916,400
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,250,000	6,258,803
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	27,199,189

24	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Kansas (continued)
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	$3,000,000	$3,374,160
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,455,600
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,841,150
Improvement, Series C, 5.00%, 9/01/46	16,565,000	19,233,787

		84,279,089

Kentucky 0.2%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	9,021,930
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,437,500

		20,459,430

Louisiana 2.5%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 4.00%, 2/01/45	20,000,000	22,228,000
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, Assured Guaranty, 4.00%, 12/01/42	20,000,000	22,447,000
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,898,500
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	5,500,000	5,690,740
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,235,080
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	15,587,700
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,496,982
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,356,500
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,780,757
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	40,559,750
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	16,793,320
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	23,192,200
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,405,250
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,541,900
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45	13,690,000	13,949,015
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	15,000,000	17,129,100
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/56	11,295,000	12,868,619
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,590,960
Shreveport Water and Sewer Revenue,
junior lien, Series B, 4.00%, 12/01/44	6,535,000	7,225,292
Series B, 5.00%, 12/01/41	10,000,000	11,684,200

		272,660,865

franklintempleton.com	Semiannual Report	25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Maine 0.4%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding, Series A, 5.00%, 7/01/43	$3,000,000	$3,574,080
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,567,348
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,766,100
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	18,848,930
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,017,250
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,028,740

		46,802,448

Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,666,500
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,287,000
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/39	10,000,000	11,542,600
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/44	10,000,000	11,471,600
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,849,592
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,289,085
Maryland CDA Department Housing and Community Development Revenue, Residential, Refunding, Series A, 3.85%, 9/01/33	5,150,000	5,614,839
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	14,630,500
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	3,289,650
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,820,225
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	105,000	117,404

		89,578,995

Massachusetts 3.4%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,881,200
Massachusetts Development Finance Agency Revenue,
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,993,962
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	17,506,350
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	15,415,000	17,202,369
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,927,500
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,188,790
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 5.00%, 9/01/59	10,000,000	11,886,500
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	3,515,000	3,535,246
Issue K, Refunding, 5.25%, 7/01/29	5,060,000	5,399,071
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	22,076,000
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	14,666,068
Consolidated Loan of 2019, Series A, 5.25%, 1/01/44	10,000,000	12,577,600
Series A, 5.00%, 1/01/41	15,000,000	18,235,050

26	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)

Massachusetts (continued)

Massachusetts State GO, (continued)

Series A, 5.00%, 1/01/46	$10,000,000	$12,063,500

Massachusetts State Health and Educational Facilities Authority Revenue,

Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	491,495

CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	788,265

Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,568,200

Massachusetts State Port Authority Revenue,

Series C, 5.00%, 7/01/44	10,000,000	12,186,800

Series C, 5.00%, 7/01/49	15,000,000	18,174,450

Massachusetts State Port Authority Special Facilities Revenue, Bosfuel Project, Refunding, Series A, 5.00%, 7/01/49	7,500,000	8,966,400

Massachusetts State School Building Authority Dedicated Sales Tax Revenue,

Subordinated, Refunding, Series A, 4.00%, 2/15/43	10,750,000	11,977,972

Subordinated, Series A, 5.00%, 2/15/49	25,000,000	29,273,000

Massachusetts State Transportation Fund Revenue,

Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,357,400

Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	25,055,000	29,982,817

Massachusetts State Water Pollution Abatement Trust Revenue,

MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,635

Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,557

University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,165,600

		368,748,797

Michigan 2.8%

Detroit City School District GO,

School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,346,604

School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,619,910

Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,026

Detroit Water and Sewerage Department Sewage Disposal System Revenue,

senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,023,960

senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,815,900

Detroit Water Supply System Revenue, senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,027

Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,336,000

Michigan Finance Authority Revenue,

Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	23,995,534

Hospital, Bronson Healthcare Group Inc., Refunding, Series A, 5.00%, 5/15/54	40,000,000	45,504,800

Hospital, Henry Ford Health System, Series A, 5.00%, 11/15/48	10,000,000	12,121,700

Hospital, McLaren Health Care, Series A, 4.00%, 2/15/44	20,000,000	22,062,000

Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	31,632,067

Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	150,839

Michigan Hospital Finance Authority Revenue,

Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,692,000

Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,010,766

Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	843,758

Michigan State Building Authority Revenue,

Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,229,029

Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,350,891

Michigan State HDA Rental Housing Revenue, Series A-1, 3.25%, 10/01/44	3,450,000	3,533,801

franklintempleton.com	Semiannual Report	27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)

Michigan (continued)

Michigan State Strategic Fund Limited Obligation Revenue,

The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	$7,000,000	$7,187,810

The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB,

AMBAC Insured, 7.00%, 5/01/21	250,000	270,168

I-75 Improvement Project, 5.00%, 12/31/43	10,000,000	11,894,200

United Methodist Retirement Communities Inc. Project, Refunding, 5.00%, 11/15/49	6,000,000	6,896,100

Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	40,000,000	40,218,400

		300,756,290

Minnesota 0.1%

St. Cloud Health Care Revenue, CentraCare Health System, Refunding, 5.00%, 5/01/48	10,000,000	12,138,600

Mississippi 0.7%

Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, Refunding, Series A, 5.00%, 6/01/47	25,000,000	29,307,000

Mississippi Development Bank Special Obligation Revenue, City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,036,582

Mississippi Hospital Equipment and Facilities Authority Revenue,

Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	7,290,181

Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,000,000	38,158,540

		78,792,303

Missouri 0.7%

Kansas City IDA Airport Special Obligation Revenue, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	27,500,000	32,419,475

Missouri State Health and Educational Facilities Authority Health Facilities Revenue,

Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,179,250

SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,855,775

Missouri State Health and Educational Facilities Authority Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/42	4,000,000	4,505,320

		73,959,820

Montana 0.2%

Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/43	6,440,000	7,407,481

Montana State Facility Finance Authority Revenue,

Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	3,068,806

Billings Clinic Obligated Group, Refunding, Series A, 5.00%, 8/15/48	10,000,000	12,060,800

		22,537,087

Nebraska 0.8%

Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	11,622,300

Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	925,000	998,547

Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	24,419,445

Omaha Public Power District Separate Electric System Revenue,

Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,485,100

Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,646,600

28	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)

Nebraska (continued)

Public Power Generation Agency Revenue,

Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	$7,340,000	$8,544,861

Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,961,680

University of Nebraska Revenue,

Lincoln Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/37	5,000,000	5,365,700

Lincoln Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/42	7,500,000	8,036,925

		88,081,158

Nevada 0.4%

Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/47	2,775,000	3,213,644

Clark County Passenger Facility Charge Revenue,

Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,119,200

Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,029,500

Las Vegas Convention and Visitors Authority Convention Center Expansion Revenue, Series B, 5.00%, 7/01/43	10,000,000	11,973,800

Reno Hospital Revenue,

Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,564,718

Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,548,021

		45,448,883

New Hampshire 0.3%

New Hampshire Health and Education Facilities Authority Revenue,

Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	7,055,280

Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,634,600

University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,918,646

New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	11,586,263

		35,194,789

New Jersey 1.0%

New Jersey EDA Revenue,

School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	29,373,500

School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,985,940

New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	15,913,520

New Jersey State Transportation Trust Fund Authority Revenue,

Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,620,450

Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,505,400

New Jersey State Turnpike Authority Revenue, Turnpike, Series E, 5.00%, 1/01/45	11,475,000	13,104,220

		109,503,030

New Mexico 0.3%

New Mexico Hospital Equipment Loan Council Hospital System Revenue,

Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	11,423,700

Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	17,734,350

		29,158,050

franklintempleton.com	Semiannual Report	29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
New York 10.5%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	$15,745,000	$16,402,354
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	765,996
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	15,291,120
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,007,800
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,005,200
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,003,900
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,018,300
MTA Revenue,
Transportation, Refunding, Series D, 4.00%, 11/15/42	10,000,000	11,048,900
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,073,102
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,412,200
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,269,880
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	15,656,700
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,133,900
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,134,700
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,596
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	24,691,644
Series E-1, 5.00%, 3/01/40	14,570,000	17,729,796
Series F, 5.25%, 1/15/23	5,000	5,015
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	26,592,500
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,637,000
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	22,922,735
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,388,372
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,633,200
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,707,700
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,561,550
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	38,313,600
Second General Resolution, Fiscal 2019, Series DD-1, 5.25%, 6/15/49	12,000,000	14,807,640
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,050,300
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	32,296,770
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,528,450
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	17,009,700
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,755,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,936,300
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,875,600
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	11,095,000	13,249,205
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-2, 5.00%, 5/01/38	11,945,000	14,654,962
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	25,000,000	27,038,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,993,220

30	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)

New York (continued)
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	$24,995,000	$35,713,106
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	54,597,200
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 1, Pre-Refunded, 5.625%, 1/15/46	25,000,000	25,226,750
New York State Dormitory Authority Revenues, Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,585,400
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 3, Refunding, Series E, 5.00%, 3/15/42	59,480,000	72,855,863
Bid Group 4, Refunding, Series E, 5.00%, 3/15/46	73,130,000	89,046,013
Bid Group C, Series A, 5.00%, 3/15/43	10,000,000	11,887,700
Refunding, Series C, 5.00%, 3/15/42	33,280,000	40,322,381
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	30,201,750
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	24,410,000	29,267,834
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,619,700
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,024,200
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.00%, 1/01/51	9,000,000	10,362,960
New York State Thruway Authority General Revenue, Junior indebtedness Obligation, Series B, 4.00%, 1/01/45	20,000,000	22,367,200
New York State Urban Development Corp. Revenue, State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,508,900
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,738,600
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	16,380,000

		1,128,489,114

North Carolina 1.7%
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,378,288
Series B, ETM, 6.25%, 1/01/23	39,030,000	45,080,431
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	20,383,400
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	20,383,400
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	10,000,000	11,270,300
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	17,567,500
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	10,190,250
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	9,991,234
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	16,637,488
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,053,889

		178,936,180

franklintempleton.com	Semiannual Report	31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
North Dakota 0.3%
North Darkota State Board of Higher Education Housing & Auxiliary Facilities Revenue, Series A, Assured Guaranty, 4.00%, 4/01/44	$10,000,000	$11,021,100
University of North Dakota COP,
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/48	5,500,000	6,473,555
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/57	10,000,000	11,591,700

		29,086,355

Ohio 3.6%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,912,200
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	22,872,600
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,614,850
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,797,175
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	6,937,380
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	15,365,850
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	10,012,600
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,609,325
Cleveland Airport System Revenue, Series A. AGMC Insured, Pre-Refunded, 5.00%, 1/01/28	9,500,000	10,275,200
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	8,003,940
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,462,700
Franklin County Revenue,
Trinity Health Credit Group, Series A-OH, 5.00%, 12/01/47	10,800,000	12,820,896
Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,769,900
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	23,939,325
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,527,000
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,129,777
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,323,305
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	10,000,000	11,359,600
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	11,207,900
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,733,650
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,269,550
Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 4.00%, 1/01/43	12,130,000	13,628,904
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	7,368,010
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,467,460
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	39,706,800
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	24,291,800
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,157,600

32	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	$20,000,000	$22,135,400

		388,700,697

Oklahoma 0.1%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,775,640
5.00%, 7/01/47	4,500,000	5,337,990
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	155,000	166,207

		10,279,837

Oregon 1.2%
Clackamas County School District No. 62 Oregon City GO, Refunding, Series B, 5.00%, 6/15/49	20,000,000	24,272,400
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,041,596
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Series A, 3.60%, 1/01/33	9,455,000	10,033,646
SFM Program, Series D, 3.80%, 7/01/34	8,990,000	9,739,586
Port of Portland International Airport Revenue, Series Twenty-Five B, 5.00%, 7/01/49	12,720,000	15,327,091
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	11,674,326
Salem Hospital Facility Authority Revenue, Multi Model, Salem Health Projects, Refunding, Series A, 5.00%, 5/15/44	18,630,000	22,589,620
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	17,565,445
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, zero cpn., 6/15/41	5,725,000	2,630,294
Capital Appreciation, Series A, zero cpn., 6/15/42	5,900,000	2,591,693
Capital Appreciation, Series A, zero cpn., 6/15/43	5,500,000	2,309,450

		123,775,147

Pennsylvania 2.4%
Allegheny County Sanitary Authority Sewer Revenue, Allegheny County, BAM Insured, 5.25%, 12/01/44	5,000,000	5,691,500
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	5,937,635
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,357,076
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,516,603
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,261,028
Series B, 5.00%, 6/01/42	5,400,000	5,818,824
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,939,950
Sewer, 5.00%, 11/01/46	10,315,000	12,179,230
Delaware River Port Authority Revenue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 1/01/40	15,000,000	15,092,550
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	5,000,000	5,853,750
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,927,150
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,794,940
Montgomery County IDAR, Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/48	9,000,000	10,079,280

franklintempleton.com	Semiannual Report	33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	$3,170,000	$3,635,673
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,289,980
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,288,940
Pennsylvania State Economic Development Financing Authority Revenue, Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,701,000
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	25,066,488
Pennsylvania State Turnpike Commission Turnpike Revenue, Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,348,350
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,556,742
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,787,509
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,884,150
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/40	7,000,000	7,198,870
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,441,180
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,401,100
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,770,800
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,923,562

		258,743,860

Rhode Island 0.5%
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	6,307,235
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,445
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	205,000	205,665
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,412
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	7,780,867
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,646,835
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,605,110
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	16,641,588
Rhode Island State Health and Educational Building Corp. Revenue, Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	10,875,900

		57,314,057

South Carolina 1.3%
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	9,261,557
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,195,000	1,297,997
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	211,316

34	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
South Carolina (continued)
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	$7,690,000	$8,967,770
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,790,150
South Carolina Jobs-EDA Economic Development Authority Revenue, Hospital, McLeod Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	23,740,800
South Carolina Jobs-EDA Hospital Revenue,
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/43	20,000,000	23,551,200
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/48	15,000,000	17,503,500
South Carolina State Ports Authority Revenue,
Series B, 5.00%, 7/01/44	10,000,000	12,015,200
Series B, 5.00%, 7/01/54	10,365,000	12,273,715
South Carolina State Public Service Authority Revenue, Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	22,593,800
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,066,330

		140,273,335

South Dakota 0.7%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,582,280
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,513,949
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,878,500
Avera Health Issue, Refunding, 5.00%, 7/01/46	13,000,000	15,231,710
Regional Health, 4.00%, 9/01/37	10,920,000	11,885,000
Regional Health, 5.00%, 9/01/40	10,000,000	11,815,100
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,054,005
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,510,621
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,432,040

		78,903,205

Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	9,115,145
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	90,000	91,537
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	40,703,250
Memphis-Shelby County Airport Authority Airport Revenue,
5.00%, 7/01/43	7,500,000	8,915,925
5.00%, 7/01/47	11,000,000	13,006,180
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	7,173,000
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	26,027,896
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	19,038,338
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	18,207,150

		142,278,421

franklintempleton.com	Semiannual Report	35

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas 12.8%
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	$20,000,000	$22,107,800
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project, Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,205,476
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,654,400
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,354,200
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	14,767,060
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	14,366,244
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,791,637
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,646,500
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,672,420
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,761,460
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,127,728
Crowley ISD, GO, Tarrant and Johnson Counties, School Building, PSF Guarantee, 5.00%, 8/01/45	10,000,000	11,594,300
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,678,300
Refunding, Series A, 5.00%, 12/01/48	12,200,000	14,216,172
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,027,371
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,671,580
Refunding, 5.00%, 10/01/35	5,485,000	5,664,579
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/42	25,000,000	25,946,250
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,423,300
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,663,768
Forney ISD, GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,565,150
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	10,000,000	11,873,200
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	23,601,400
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,787,870
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	10,635,000
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	9,235,822
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	34,267,800
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	17,186,400
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	6,000,000	7,230,900
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,035,098
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,733,850
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,635,400
Houston Utility System Revenue, Combined, first lien, Series D, Pre-Refunded, 5.00%, 11/15/36	10,000,000	10,778,900
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,548,700

36	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Lamar Consolidated ISD, GO, Fort Bend County, Schoolhouse, Refunding, PSF Guarantee, 5.00%, 2/15/43	$30,000,000	$35,763,900
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,616,225
Pre-Refunded, 5.25%, 3/01/40	16,535,000	16,755,081
Refunding, 4.00%, 3/01/41	9,690,000	10,491,654
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	12,087,300
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,124,000
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,415,750
Mesquite ISD, GO, Dallas County, School Building, PSF Guarantee, 5.00%, 8/15/43	11,845,000	14,243,731
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	14,063,229
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	6,977,340
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,680,375
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	7,825,000	7,858,726
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	9,268,800
New Hope Cultural Educational Facilities Finance Corp. Senior Living Revenue,
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/39	5,000,000	5,493,850
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/49	6,700,000	7,279,885
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/54	5,000,000	5,411,100
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	18,964,015
North Fort Bend Water Authority Water System Revenue,
Assured Guaranty, 5.25%, 12/15/34	40,000,000	40,186,800
Refunding, Series A, 4.00%, 12/15/44	15,000,000	16,868,850
North Harris County Regional Water Authority Revenue,
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	21,959,600
senior lien, Refunding, 5.00%, 12/15/46	18,460,000	21,702,684
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,967,500
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,733,575
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,379,600
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	33,947,250
System, first tier, Refunding, Series A, 5.00%, 1/01/43	47,000,000	56,339,370
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	39,932,335
System, second tier, Refunding, 5.00%, 1/01/48	25,250,000	29,974,780
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,540,700
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,457,000
System, second tier, Refunding, Series B, 5.00%, 1/01/48	10,000,000	11,725,800
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,555,440
Red River Education FICO Higher Education Revenue, St. Edward’s University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,515,410
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,127,000
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,034,800

franklintempleton.com	Semiannual Report	37

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	$36,500,000	$38,213,675
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	12,000,000	14,587,800
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	12,088,700
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,013,000
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,007,920
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,922,566
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,699,800
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,109,341
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,366,200
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,967,925
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Christus Health, Series B, 5.00%, 7/01/43	10,000,000	12,012,000
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,693,650
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	2,295,000	2,607,441
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	1,910,000	2,170,027
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,854,000
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	526,860
Texas State GO, Transportation Commission, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,645,500
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,682,185
Texas State Transportation Commission Revenue,
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/48	6,250,000	1,738,813
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/49	5,000,000	1,321,150
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/50	5,500,000	1,365,595
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,391,840
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,505,758
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,407,500
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,884,600
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	11,175,100
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/42	25,000,000	27,959,250
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44	8,500,000	9,633,815
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/43	25,000,000	28,198,500
State Water Implementation Fund, Master Trust, Series B, 5.00%, 4/15/49	15,000,000	18,306,150
West Harris County Regional Water Authority Water System Revenue, Refunding, 4.00%, 12/15/45	4,000,000	4,521,920
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,523,950

		1,379,002,021

38	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Utah 1.5%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	$2,600,000	$2,949,726
Refunding, Series B, 4.00%, 10/01/38	10,000,000	11,318,400
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,622,740
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	15,791,250
Salt Lake City Airport Revenue,
Salt Lake City International Airport, Series A, 5.00%, 7/01/42	15,000,000	17,620,200
Salt Lake City International Airport, Series A, 5.00%, 7/01/47	10,000,000	11,678,900
Salt Lake City International Airport, Series A, 5.00%, 7/01/48	9,400,000	11,136,744
Salt Lake City International Airport, Series A, 5.25%, 7/01/48	10,000,000	12,083,400
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	15,000,365
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	25,090,396
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%, 12/01/27	9,735,000	9,764,205
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	11,740,000
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,938,854

		158,735,180

Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,000,000
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,391,437
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,883,750

		43,275,187

Virginia 1.1%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/42	8,000,000	8,286,640
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, Pre-Refunded, 5.00%, 10/01/47	14,575,000	18,427,610
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/42	25,000,000	30,575,000
Virginia Small Business Financing Authority Revenue, senior lien, 95 Express Lanes LLC Project, 5.00%, 7/01/49	25,000,000	26,597,750
Virginia State Commonwealth Transportation Board of Transportation Revenue, Capital Projects, 4.00%, 5/15/41	13,585,000	15,575,746
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	6,370,000	7,003,624
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	5,985,000	6,658,851

		113,125,221

Washington 2.9%
[b] King County Housing Authority Housing Revenue, Credit Enhanced Pooled, Refunding, 3.00%, 11/01/39	10,000,000	10,260,300
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,264,251
Refunding, 5.00%, 7/01/49	12,000,000	14,339,400
[b] Klickitat County Public Utility District No. 1, Refunding, Series A, AGMC Insured, 3.00%, 12/01/41	3,030,000	2,967,643
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,014

franklintempleton.com	Semiannual Report	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Washington (continued)
Port of Seattle Revenue,
intermediate lien, 4.00%, 4/01/44	$4,000,000	$4,404,960
intermediate lien, 5.00%, 4/01/44	36,295,000	43,422,612
intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	18,062,150
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series A, 4.00%, 1/01/42	10,855,000	12,067,178
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	25,166,275
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	35,127,960
Washington Health Care Facilities Authority Revenue,
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	11,545,300
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	27,438,000
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,081,185
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	17,191,200
Washington State Convention Center Public Facilities District Revenue, Lodging Tax, 5.00%, 7/01/43	13,870,000	16,739,842
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,282,450
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/43	11,040,000	13,597,747
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/44	11,595,000	14,271,010
Washington State Health Care Facilities Authority Revenue,
Commonspirit Health, Refunding, Series A-2, 5.00%, 8/01/44	7,000,000	8,281,840
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	9,850,000	11,183,985
Providence Health and Services, Series D, Pre-Refunded, 5.00%, 10/01/41	150,000	175,449

		309,875,751

West Virginia 1.0%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	1,000,000	1,177,390
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	9,637,194
West Virginia Hospital Finance Authority Revenue,
Hospital, Charleston Area Medical Center Inc., Improvement and Refunding, Series A, 5.00%, 9/01/38	3,040,000	3,691,442
Hospital, Improvement, Cabell Huntington Hospital Obligated Group, Refunding, Series A, 5.00%, 1/01/43	13,250,000	15,563,185
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	8,206,520
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	10,190,000	11,876,751
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/52	20,700,000	24,204,096
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,746,488
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	5,945,750
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	6,331,231

		111,380,047

40	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Wisconsin 1.1%
Ashwaubenon CDA Lease Revenue,
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/49	$16,185,000	$5,611,178
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/54	54,650,000	14,791,022
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,280,650
Wisconsin Health and Educational Facilities Authority Revenue,
Ascension Health Alliance Senior Credit Group, Series B2, 4.00%, 11/15/43	10,000,000	11,040,700
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	3,900,370
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,553,335
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,000,044
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,507,665
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	934,817
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,578,243
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	583,004
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,759,065
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	42,998,994
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,019,550
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Refunding, 4.00%, 8/15/42	15,000,000	16,333,500

		114,892,137

Wyoming 0.1%
Wyoming CDA Housing Revenue, Refunding, Series 1, 3.65%, 12/01/33	5,655,000	6,006,119
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	8,175,580

		14,181,699

U.S. Territories 0.2%
Puerto Rico 0.2%
[c] Puerto Rico Electric Power Authority Power Revenue,
Series A-RSA-1, 5.00%, 7/01/42	18,925,000	14,241,063
Series XX-RSA-1, 5.25%, 7/01/40	15,000,000	11,437,500

		25,678,563

Total Municipal Bonds before Short Term Investments (Cost $9,752,047,157)		10,530,898,208

Short Term Investments 1.7%

Municipal Bonds 1.7%
Arizona 0.1%
[d] Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.20%, 11/15/52	10,010,000	10,010,000

Florida 0.7%
[d] Jacksonville PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.29%, 5/01/29	8,600,000	8,600,000
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.31%, 9/01/28	69,100,000	69,100,000

		77,700,000

franklintempleton.com	Semiannual Report	41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Georgia 0.0%†
[d] Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.23%, 7/01/35	$200,000	$200,000

Maryland 0.0%†
[d] Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.30%, 11/01/37	1,800,000	1,800,000

Mississippi 0.0%†
[d] Mississippi Business Finance Corp. Gulf Opportunity Zone IDR, Chevron USA Inc. Project, Series B, Daily VRDN and Put, 1.26%, 11/01/35	100,000	100,000

New York 0.0%†
[d] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.20%, 11/01/31	300,000	300,000

Oregon 0.2%
[d] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.20%, 8/01/34	16,800,000	16,800,000

Pennsylvania 0.2%
[d] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.12%, 12/01/28	2,770,000	2,770,000
[d] Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.16%, 5/15/35	8,000,000	8,000,000
[d] Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University Multi-Modal, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.22%, 5/01/30	12,565,000	12,565,000

		23,335,000

Tennessee 0.4%
[d] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.20%, 6/01/42	47,000,000	47,000,000

Utah 0.0%†
[d] Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.35%, 2/15/35	130,000	130,000

Virginia 0.1%
[d] Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 1.23%, 11/01/36	4,600,000	4,600,000

Total Short Term Investments (Cost $181,975,000)		181,975,000

Total Investments (Cost $9,934,022,157) 99.4%		10,712,873,208
Other Assets, less Liabilities 0.6%		68,065,143

Net Assets 100.0%		$10,780,938,351

42	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 55.

†Rounds to less than 0.1% of net assets.

aThe maturity date shown represents the mandatory put date.

bSecurity purchased on a when-issued basis. See Note 1(b).

cSee Note 7 regarding defaulted securities.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	43

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

October 31, 2019 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$9,934,022,157

Value - Unaffiliated issuers	$10,712,873,208
Cash	147,301
Receivables:
Capital shares sold	8,976,965
Interest	129,499,658
Other assets	3,285

Total assets	10,851,500,417

Liabilities:
Payables:
Investment securities purchased	41,432,723
Capital shares redeemed	19,251,916
Management fees	4,024,808
Distribution fees	1,266,043
Transfer agent fees	1,070,831
Trustees’ fees and expenses	15,591
Distributions to shareholders	3,047,349
Accrued expenses and other liabilities	452,805

Total liabilities	70,562,066

Net assets, at value	$10,780,938,351

Net assets consist of:
Paid-in capital	$10,403,886,127
Total distributable earnings (loss)	377,052,224

Net assets, at value	$10,780,938,351

44	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

October 31, 2019 (unaudited)

Class A:
Net assets, at value	$878,287,841

Shares outstanding	73,104,037

Net asset value per share[a]	$12.01

Maximum offering price per share (net asset value per share ÷ 96.25%)	$12.48

Class A1:
Net assets, at value	$7,746,899,925

Shares outstanding	644,790,664

Net asset value per share[a]	$12.01

Maximum offering price per share (net asset value per share ÷ 96.25%)	$12.48

Class C:
Net assets, at value	$749,753,518

Shares outstanding	62,443,297

Net asset value and maximum offering price per share[a]	$12.01

Class R6:
Net assets, at value	$196,551,429

Shares outstanding	16,347,944

Net asset value and maximum offering price per share	$12.02

Advisor Class :
Net assets, at value	$1,209,445,638

Shares outstanding	100,554,742

Net asset value and maximum offering price per share	$12.03

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended October 31, 2019 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$206,144,979

Expenses:
Management fees (Note 3a)	24,145,397
Distribution fees: (Note 3c)
Class A	898,036
Class A1	3,940,456
Class C	2,652,508
Transfer agent fees: (Note 3e)
Class A	236,152
Class A1	2,585,844
Class C	267,621
Class R6	25,981
Advisor Class	402,517
Custodian fees (Note 4)	40,811
Reports to shareholders	175,329
Registration and filing fees	176,997
Professional fees	69,796
Trustees’ fees and expenses	75,166
Other	171,223

Total expenses	35,863,834
Expense reductions (Note 4)	(27,653)
Expenses waived/paid by affiliates	(3,926)

Net expenses	35,832,255

Net investment income	170,312,724

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	6,556,082

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	167,752,609

Net realized and unrealized gain (loss)	174,308,691

Net increase (decrease) in net assets resulting from operations	$344,621,415

46	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$170,312,724	$383,980,643
Net realized gain (loss)	6,556,082	(6,534,900)
Net change in unrealized appreciation (depreciation)	167,752,609	140,724,436

Net increase (decrease) in net assets resulting from operations	344,621,415	518,170,179

Distributions to shareholders:
Class A	(10,842,325)	(7,294,064)
Class A1	(125,354,726)	(304,878,928)
Class M	—	(32)
Class C	(10,743,258)	(32,684,588)
Class R6	(3,143,741)	(9,543,201)
Advisor Class	(20,134,993)	(45,779,765)

Total distributions to shareholders	(170,219,043)	(400,180,578)

Capital share transactions: (Note 2)
Class A	301,099,452	554,214,796
Class A1	(202,686,219)	(880,522,197)
Class M	—	(4,922)
Class C	(105,722,176)	(383,970,837)
Class R6	15,637,993	(187,474,712)
Advisor Class	(21,926,898)	(10,060,795)

Total capital share transactions	(13,597,848)	(907,818,667)

Net increase (decrease) in net assets	160,804,524	(789,829,066)
Net assets:
Beginning of period	10,620,133,827	11,409,962,893

End of period	$10,780,938,351	$10,620,133,827

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1.   Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax

48	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2019, dividends from net investment income are declared daily and paid monthly. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended October 31, 2019		Year Ended April 30, 2019[a,b]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[c]	28,131,906	$337,576,611	54,976,359	$635,105,017
Shares issued in reinvestment of distributions	842,365	10,121,831	583,015	6,770,988
Shares redeemed	(3,879,691)	(46,598,990)	(7,549,917)	(87,661,209)

Net increase (decrease)	25,094,580	$301,099,452	48,009,457	$554,214,796

Class A1 Shares:
Shares sold	13,012,869	$156,065,179	45,798,256	$531,605,470
Shares issued in reinvestment of distributions	9,291,900	111,606,472	23,327,043	271,106,417
Shares redeemed	(39,214,256)	(470,357,870)	(144,984,150)	(1,683,234,084)

Net increase (decrease)	(16,909,487)	$(202,686,219)	(75,858,851)	$(880,522,197)

Class M Shares:
Shares redeemed	—	—	(421)	(4,922)

Net increase (decrease)	—	$—	(421)	$(4,922)

Class C Shares:
Shares sold	4,515,350	$54,170,412	7,925,510	$91,985,924
Shares issued in reinvestment of distributions	811,171	9,737,869	2,556,047	29,709,208
Shares redeemed[c]	(14,152,563)	(169,630,457)	(43,740,609)	(505,665,969)

Net increase (decrease)	(8,826,042)	$(105,722,176)	(33,259,052)	$(383,970,837)

Class R6 Shares:
Shares sold	2,527,723	$30,354,803	6,244,529	$72,709,016
Shares issued in reinvestment of distributions	237,244	2,852,310	759,013	8,834,679
Shares redeemed	(1,462,900)	(17,569,120)	(23,215,164)	(269,018,407)

Net increase (decrease)	1,302,067	$15,637,993	(16,211,622)	$(187,474,712)

Advisor Class Shares:
Shares sold	16,083,863	$193,452,000	35,225,002	$410,360,890
Shares issued in reinvestment of distributions	1,410,436	16,961,084	3,299,730	38,379,202
Shares redeemed	(19,259,207)	(232,339,982)	(39,459,693)	(458,800,887)

Net increase (decrease)	(1,764,908)	$(21,926,898)	(934,961)	$(10,060,795)

aFor the period September 10, 2018 (effective date) to April 30, 2019, for Class A.

bClass M was closed to investors on June 8, 2018.

cMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.625%	Up to and including $100 million

0.500%	Over $100 million, up to and including $250 million

0.450%	Over $250 million, up to and including $7.5 billion

0.440%	Over $7.5 billion, up to and including $10 billion

0.430%	Over $10 billion, up to and including $12.5 billion

0.420%	Over $12.5 billion, up to and including $15 billion

0.400%	Over $15 billion, up to and including $17.5 billion

0.380%	Over $17.5 billion, up to and including $20 billion

0.360%	In excess of $20 billion

For the period ended October 31, 2019, the annualized gross effective investment management fee rate was 0.447% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

c.   Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$141,598
CDSC retained	$26,932

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2019, the Fund paid transfer agent fees of $3,518,115, of which $1,549,174 was retained by Investor Services.

f.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2020. Prior to September 1, 2019, Investor Services had voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed 0.02%.

g.  Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2019, these purchase and sale transactions aggregated $212,568,000 and $141,373,000, respectively.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At April 30, 2019, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$164,292,839
Long term	223,363,622

Total capital loss carryforwards	$387,656,461

At October 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$9,961,064,567

Unrealized appreciation	$792,999,828
Unrealized depreciation	(41,191,187)

Net unrealized appreciation (depreciation)	$751,808,641

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2019, aggregated $883,050,573 and $906,516,492, respectively.

7.  Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2019, the aggregate value of these securities was $25,678,563, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8.  Concentration of Risk

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9.  Credit Facility (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2019, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At October 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDAR	Industrial Development Authority Revenue

AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Bond/Board

BAM	Build America Mutual Assurance Co.	IDC	Industrial Development Corp.

BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District

CDA	Community Development Authority/Agency	LOC	Letter of Credit

COP	Certificate of Participation	MFH	Multi-Family Housing

EDA	Economic Development Authority	MFHR	Multi-Family Housing Revenue

EDC	Economic Development Corp.	MFMR	Multi-Family Mortgage Revenue

ETM	Escrow to Maturity	MTA	Metropolitan Transit Authority

FGIC	Financial Guaranty Insurance Co.	NATL	National Public Financial Guarantee Corp.

FHLMC	Federal Home Loan Mortgage Corp.	PCR	Pollution Control Revenue

FICO	Financing Corp.	PSF	Permanent School Fund

GO	General Obligation	RDA	Redevelopment Agency/Authority

HFA	Housing Finance Authority/Agency	SPA	Standby Purchase Agreement

HFAR	Housing Finance Authority Revenue	UHSD	Unified/Union High School District

IDA	Industrial Development Authority/Agency	USD	Unified/Union School District

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

56	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019 Franklin Templeton Investments. All rights reserved.	1116 S 12/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date December 31, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date December 31, 2019